Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (52,774)
Net loss attributable to non-controlling interests	(22,621)
Net loss for Basic and Diluted	$ (30,153)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average shares of Basic and diluted	49,885,394
Net loss per share attributable to Basic and diluted	$ (0.60)